SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS Dividend declaration: On 22 February 2021, the directors of AngloGold Ashanti declared a gross cash dividend per ordinary share of 705 South African cents (assuming an exchange rate of ZAR 14.7/$, the gross dividend payable per ADS is equivalent to 48 US cents).